Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2024
Net interest income 7,358 5,650 (63) (3,597) 126 (2,365) 7,108
Non-interest income 17,158 3,684 3,246 14,544 1,480 1,391 41,503
Total revenues 24,516 9,334 3,182 10,948 1,605 (975) 48,611
Credit loss expense / (release) (16) 404 (1) 97 69 (2) 551
Operating expenses 20,608 5,741 2,663 8,934 3,512 (220) 41,239
Operating profit / (loss) before tax 3,924 3,189 520 1,917 (1,976) (752) 6,821
Tax expense / (benefit) 1,675
Net profit / (loss) 5,146
Additional information
Total assets 559,601 447,068 22,702 453,422 68,260 13,975 1,565,028
Additions to non-current assets 889 361 100 768 88 0 2,206

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items
Negative
goodwill
1
UBS
For the year ended 31 December 2023
2
Net interest income 7,082 4,878 (40) (2,915) 437 (2,144) 7,297
Non-interest income 14,474 2,810 2,726 11,619 260 1,648 33,536
Total revenues 21,556 7,687 2,686 8,703 697 (495) 40,834
Negative goodwill 27,264 27,264
Credit loss expense / (release) 166 482 0 190 193 6 1,037
Operating expenses 17,945 4,394 2,353 8,585 5,091 438 38,806
Operating profit / (loss) before tax 3,445 2,811 332 (72) (4,587) (938) 27,264 28,255
Tax expense / (benefit) 873
Net profit / (loss) 27,382
Additional information
Total assets 1,2 567,648 483,794 21,804 428,269 201,131 14,277 1,716,924
Additions to non-current assets 2,584 3,279 709 530 3,062 550 10,714

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2022
Net interest income 5,273 2,191 (19) (242) 1 (585) 6,621
Non-interest income 13,694 2,111 2,980
3
8,958 236 (37) 27,942
Total revenues 18,967 4,302 2,961 8,717 237 (622) 34,563
Credit loss expense / (release) 0 39 0 (12) 2 1 29
Operating expenses 13,989 2,452 1,564 6,832 104 (12) 24,930
Operating profit / (loss) before tax 4,977 1,812 1,397 1,897 131 (611) 9,604
Tax expense / (benefit) 1,942
Net profit / (loss) 7,661
Additional information
Total assets 388,530 235,226 17,348 391,320 13,367 58,574 1,104,364
Additions to non-current assets 42 13 1 34 0 1,970 2,060
1 Comparative-period information has been

revised to reflect measurement period

adjustments. Refer to Note

2 for more information.

2 Comparative-period information has

been restated for changes in

business
division perimeters, Group Treasury allocations and Non-core and Legacy cost allocations.

3 Includes an USD
848
m gain in Asset Management related to the sale

of UBS‘s shareholding in Mitsubishi Corp.-UBS Realty
Inc.

Disclosure Of Geographical Areas Explanatory

For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
16.8 35 8.6 35
Asia Pacific 6.8 14 1.4 6
Europe, Middle East and Africa (excluding Switzerland) 7.7 16 3.1 12
Switzerland 15.1 31 11.6 47
Global
2
2.2 5 0.0 0
Total 48.6 100 24.7 100
For the year ended 31 December 2023
Total revenues
3
Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
9.4 34
Asia Pacific 1.7 6
Europe, Middle East and Africa (excluding Switzerland) 3.3 12
Switzerland 13.3 48
Global 0.0 0
Total 27.7 100
For the year ended 31 December 2022
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.8 40 8.9 46
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.9 15
Switzerland 7.7 22 6.3 32
Global 0.5 1 0.0 0
Total 34.6 100 19.7 100
1 Predominantly related to the US.

2 Includes certain revenues in Asset Management and Global Wealth Management that were not allocated to geographical regions.

3 For 2023, the allocation of total revenues
by geographical region for Credit Suisse is not

available on the same allocation basis as for

the UBS Group and the cost to develop this information

would have been excessive. Therefore,

as permitted under IFRS 8,
the respective information is not disclosed.